PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 38,655
Ending balance	37,469	$ 38,655
Current lease liabilities	404
Non-current lease liabilities	3,242
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,936
Ending balance	7,292	7,936
Right-of-use assets	118
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,376
Ending balance	8,154	8,376
Right-of-use assets	1,044
Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,695
Ending balance	7,430	7,695
Right-of-use assets	2,174
Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,648
Ending balance	14,593	14,648
Right-of-use assets	369
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	39,749	30,900
Additions, net of disposals	1,152	1,764
Acquisitions through business combinations	33	10,179
Assets held by subsidiaries disposed during the period		(2,315)
Non-cash disposals	(75)	(517)
Assets reclassified as held for sale	(8)
Net foreign currency exchange differences	(1,532)	(262)
Ending balance	39,319	39,749
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,565	9,289
Additions, net of disposals	218	478
Acquisitions through business combinations	0	180
Assets held by subsidiaries disposed during the period		(2,300)
Non-cash disposals	(105)	34
Assets reclassified as held for sale	0
Net foreign currency exchange differences	(535)	(116)
Ending balance	7,143	7,565
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,998	8,697
Additions, net of disposals	274	434
Acquisitions through business combinations	0	134
Assets held by subsidiaries disposed during the period		(15)
Non-cash disposals	(2)	(107)
Assets reclassified as held for sale	(8)
Net foreign currency exchange differences	(292)	(145)
Ending balance	8,970	8,998
Gross Carrying Amount: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,324	8,593
Additions, net of disposals	233	429
Acquisitions through business combinations	33	0
Assets held by subsidiaries disposed during the period		0
Non-cash disposals	38	(532)
Assets reclassified as held for sale	0
Net foreign currency exchange differences	(411)	(166)
Ending balance	8,217	8,324
Gross Carrying Amount: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,862	4,321
Additions, net of disposals	427	423
Acquisitions through business combinations	0	9,865
Assets held by subsidiaries disposed during the period		0
Non-cash disposals	(6)	88
Assets reclassified as held for sale	0
Net foreign currency exchange differences	(294)	165
Ending balance	14,989	14,862
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,191)	(3,636)
Assets held by subsidiaries disposed during the period		675
Non-cash disposals	18	188
Assets reclassified as held for sale	4
Net foreign currency exchange differences	235	59
Depreciation expense	(795)	(1,522)
Disposals		45
Ending balance	(4,729)	(4,191)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,272)	(1,613)
Assets held by subsidiaries disposed during the period		663
Non-cash disposals	0	0
Assets reclassified as held for sale	0
Net foreign currency exchange differences	93	11
Depreciation expense	(160)	(352)
Disposals		(19)
Ending balance	(1,339)	(1,272)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,668)	(1,404)
Assets held by subsidiaries disposed during the period		12
Non-cash disposals	10	140
Assets reclassified as held for sale	4
Net foreign currency exchange differences	86	56
Depreciation expense	(232)	(481)
Disposals		(9)
Ending balance	(1,800)	(1,668)
Accumulated depreciation: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(629)	(263)
Assets held by subsidiaries disposed during the period		0
Non-cash disposals	5	45
Assets reclassified as held for sale	0
Net foreign currency exchange differences	32	8
Depreciation expense	(195)	(419)
Disposals		0
Ending balance	(787)	(629)
Accumulated depreciation: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(622)	(356)
Assets held by subsidiaries disposed during the period		0
Non-cash disposals	3	3
Assets reclassified as held for sale	0
Net foreign currency exchange differences	24	(16)
Depreciation expense	(208)	(270)
Disposals		(17)
Ending balance	(803)	(622)
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,097	4,320
Assets held by subsidiaries disposed during the period		(1,399)
Net foreign currency exchange differences	(218)	(76)
Fair value adjustments		252
Ending balance	2,879	3,097
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,643	2,934
Assets held by subsidiaries disposed during the period		(1,399)
Net foreign currency exchange differences	(155)	(26)
Fair value adjustments		134
Ending balance	1,488	1,643
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,046	1,048
Assets held by subsidiaries disposed during the period		0
Net foreign currency exchange differences	(62)	(50)
Fair value adjustments		48
Ending balance	984	1,046
Accumulated fair value adjustments: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Assets held by subsidiaries disposed during the period		0
Net foreign currency exchange differences	0	0
Fair value adjustments		0
Ending balance	0	0
Accumulated fair value adjustments: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	408	338
Assets held by subsidiaries disposed during the period		0
Net foreign currency exchange differences	(1)	0
Fair value adjustments		70
Ending balance	$ 407	$ 408